                                                       ------------------------
                                                              Montgomery
                                                           Variable Series
                                                       ------------------------
                                                              GROWTH FUND
                                                       ------------------------
                                                         Portfolio Highlights
                                                              (Unaudited)

INVESTMENT REVIEW

Q: HOW DID THE FUND PERFORM OVER THE SIX MONTHS ENDED JUNE 30, 2000?

A: The Fund produced a total return of 2.50% over the period, versus a return of -0.42% for the Standard & Poor's 500 Index.

Q: WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?

A: For most of the fiscal year, the Fund was overweighted in some underperforming sectors such as basic materials and other cyclicals. Its overweighting in those economically sensitive areas corresponded to an underweight stance in some of the more growth-oriented areas of the market, such as technology. During the first quarter, this stance ran counter to market trends. It was rewarded, however, when technology stocks fell into a correction and cyclical stocks began to outperform in March and April.

On June 1, 2000, the Fund's management team changed to more efficiently leverage investment ideas generated by our Global Research Platform, and the Fund's strategy was aligned with a more growth-oriented focus. We believe that this transition will add greater value for the Fund's shareholders over time. Consistent with this transition, we deemphasized basic materials, chemicals, paper and other economically cyclical areas by lightening the Fund's exposure to Alcoa and Dow Chemical and eliminating its positions in Boise Cascade and Whirlpool. This move proved timely, as the U.S. economy appeared to be slowing at the end of the first half.

Rest assured that throughout this process, we have remained aware of the potential tax effects associated with making significant changes to the portfolio, balancing potential tax ramifications with the importance of making constructive changes that will serve to enhance the Fund's performance and, therefore, shareholder value.

Q: WHAT STOCKS WERE HELPFUL TO THE FUND'S PERFORMANCE OVER THE PAST YEAR?

A: Technology stocks were among the Fund's strongest holdings. These included Comverse Technology, the leading provider of telecommunications applications and enhanced service platforms to wireless and wireline communications companies. These systems are in great demand because they allow communications service providers to offer a better product and increase subscriber revenues. Comverse is leveraging its leadership position in voice messaging systems to sell new applications involving wireless Internet access. We believe that the growth potential for these new applications is tremendous, especially as cellular telephone systems add to their bandwidth capabilities. Another good performer was Hewlett-Packard, whose new management team is reasserting its leadership in growth markets, including PC sales, UNIX servers and computer printers. Comverse Technology and Hewlett-Packard are just two examples of companies that fit our strategy of investing in high-quality, profitable market leaders positioned for growth.

Although we have increased the Fund's exposure to technology and more growth-oriented companies, the Fund remains well diversified, holding strong performers in other market segments as well. One example is Golden West Financial, a California-based thrift institution that specializes in adjustable-rate mortgages (ARMs). Many


-------------------------------------------------
              PORTFOLIO MANAGEMENT
-------------------------------------------------
Andrew Pratt ...................Portfolio Manager


-------------------------------------------------
               FUND PERFORMANCE
-------------------------------------------------
          Average annual total returns
          for the period ended 6/30/00

-------------------------------------------------
          MONTGOMERY VARIABLE SERIES:
                  GROWTH FUND

Since inception (2/9/96)...................18.21%
One year ...................................3.90%
Three years ...............................12.08%

-------------------------------------------------
                S&P 500 INDEX

Since 1/31/96 .............................22.58%
One year ...................................7.25%
Three years ...............................19.67%

-------------------------------------------------


Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The performance figures provided do not reflect the effect of (i) any securities purchased or sold by the Fund after 6/30/00 but that were effective on 6/30/00 or (ii) any purchases or redemptions of Fund shares completed after 6/30/00 that were effective on 6/30/00.



EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


           GROWTH FUND     S&P 500    LIPPER
2/2/96            10000      10000      10000
Feb-96            10040      10093      10235
Mar-96            10437      10190      10318
Apr-96            11081      10340      10659
May-96            11766      10607      10943
Jun-96            11508      10647      10793
Jul-96            11002      10177      10154
Aug-96            11448      10392      10510
Sep-96            11954      10976      11123
Oct-96            12272      11279      11216
Nov-96            12817      12131      11911
Dec-96            12722      11890      11732
Jan-97            13166      12633      12352
Feb-97            13125      12732      12201
Mar-97            12671      12210      11633
Apr-97            13145      12938      12100
May-97            14229      13729      12973
Jun-97            14807      14339      13475
Jul-97            16354      15480      14619
Aug-97            16179      14613      14120
Sep-97            17066      15413      14907
Oct-97            16458      14899      14340
Nov-97            16499      15588      14588
Dec-97            16357      15856      14736
Jan-98            15956      16031      14822
Feb-98            17495      17187      15952
Mar-98            18416      18066      16657
Apr-98            18622      18251      16860
May-98            17972      17938      16377
Jun-98            17744      18666      16979
Jul-98            16769      18468      16580
Aug-98            13821      15800      13842
Sep-98            14189      16813      14675
Oct-98            15490      18179      15712
Nov-98            16400      19280      16682
Dec-98            16936      20390      18055
Jan-99            17109      21249      18087
Feb-99            16431      20589      18093
Mar-99            17000      21416      18932
Apr-99            18815      22232      19404
May-99            18761      21718      18994
Jun-99            20063      22905      19596
Jul-99            19417      22207      19083
Aug-99            18716      22104      18897
Sep-99            18432      21492      18580
Oct-99            18540      22858      19663
Nov-99            18857      23325      20517
Dec-99            20336      24691      22443
Jan-00            19207      23441      21570
Feb-00            19296      22998      22610
Mar-00            20920      25248      24025
Apr-00            20743      24488      22975
May-00            20687      23985      22074
Jun-00            20842      24577      23216

(1) The Standard & Poor's 500 Index is composed of 500 widely held common stocks listed on the NYSE, AMEX and OTC markets.

(2) The Lipper Growth Funds Average consists of 905 funds.

------------------------
       Montgomery
    Variable Series
------------------------
       GROWTH FUND
------------------------
  Portfolio Highlights


----------------------------------------------------
                  TOP TEN HOLDINGS
----------------------------------------------------
       (as a percentage of total net assets)

General Electric Company .......................3.9%
Intel Corporation ..............................3.6%
Cisco Systems, Inc..............................3.5%
Microsoft Corporation ..........................3.3%
Exxon Mobil Corporation ........................2.5%
Oracle Corporation..............................2.1%
Wal-Mart Stores, Inc............................2.1%
Nortel Networks Corporation ....................2.0%
Citigroup, Inc..................................1.9%
Pfizer, Inc.....................................1.9%

----------------------------------------------------
                TOP FIVE INDUSTRIES
----------------------------------------------------
            (as a percentage of total net assets)

Major Pharmaceuticals ..........................9.0%
Electronic Data Processing .....................6.9%
Telecommunications Equipment ...................5.9%
Semiconductors..................................5.4%
Computer Software...............................5.4%

Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.



financial services stocks performed poorly as interest rates rose over the past year, but Golden West has actually benefited from rising rates. With fixed-rate mortgages rising above 8%, ARMs have become much more popular, and that trend is boosting Golden West's stock.

Q: WHAT ARE SOME RECENT ADDITIONS TO THE FUND?

A: One of the Fund's significant purchases was EMC, a leading provider of data storage. The need for storage is growing exponentially along with the growth of the Internet and the sheer volume of data that corporations must process. EMC is just one example of a holding whose products are integral to building and maintaining the Internet's infrastructure. We have long held the view that this type of company will be among the most profitable Internet-related investments.

Other additions include Pfizer, the large pharmaceuticals company. In general, drug stocks have done well lately because their earnings growth rates should hold up well even in a slowing economy. In addition to a very promising pipeline of potential new products, Pfizer's existing line of prescription pharmaceuticals should be relatively immune to changes in public policy. For example, Pfizer's most famous product, Viagra, is not affected by changes in Medicare.

We have also added PepsiCo, which has performed well in the midst of lackluster performance by rival Coca-Cola and disastrous results from consumer nondurable bellwether Procter & Gamble (P&G). The company has benefited from its successful expansion into the snack-food business and, unlike Coke and P&G, PepsiCo has continued to successfully execute its business plan.

Q: HAVE YOU SOLD ANY HOLDINGS?

A: As part of the portfolio's repositioning, we sold a number of economically sensitive companies that had detracted from the Fund's performance. These sales included railroad operator Union Pacific, printing company Donnelley (RR) & Sons and mining company Rio Tinto. We replaced these positions with less cyclical companies that we believe have a greater opportunity to increase their sales and earnings on a sustained basis.

Q: WHAT IS YOUR LONGER-TERM OUTLOOK?

A: We have had a volatile backdrop recently, including the series of Federal Reserve rate hikes and the resulting concerns about where the economy and corporate profits are headed. In the near term, we expect some of this uncertainty to remain. Our continuing strategy will be to identify companies that will do well independent of the market backdrop. To that end we will maintain a diversified portfolio, focusing on leading, high-quality companies that are poised for growth. Consistent with the stylistic changes that have taken place in the portfolio, we see the best opportunities in technology, health care, telecommunications and more-traditional growth sectors. We expect that the Fund will migrate toward a higher-weighted average market cap and be more heavily weighted in these market segments and less so in such areas as basic materials and transportation.

                                                       ------------------------
                                                              Montgomery
                                                           Variable Series
                                                       ------------------------
                                                              GROWTH FUND
                                                       ------------------------
                                                              Investments

PORTFOLIO INVESTMENTS
June 30, 2000 (Unaudited)

    SHARES                                                      VALUE (NOTE 1)
COMMON STOCKS - 97.0%

AEROSPACE/DEFENSE - 1.1%
     5,900    Boeing Company .................................. $      246,694

AIR FREIGHT/DELIVERY SERVICES - 0.5%
     3,000    FedEx Corporation+ ..............................        114,000

ALUMINUM - 0.6%
     4,600    Alcoa, Inc. .....................................        133,400

BIOTECHNOLOGY - 0.9%
     2,800    Amgen, Inc.+ ....................................        196,788

BUILDING MATERIAL CHAINS - 1.0%
     4,700    Home Depot, Inc. ................................        234,706

CELLULAR TELEPHONE - 1.6%
     6,000    Sprint PCS+ .....................................        357,000

CLOTHING/SHOE/ACCESSORY STORES - 0.3%
     2,400    The Gap, Inc. ...................................         75,000

COMPUTER COMMUNICATIONS - 3.5%
     12,500   Cisco Systems, Inc.+ ............................        794,141

COMPUTER SOFTWARE - 5.4%
     9,400    Microsoft Corporation+ ..........................        751,706
     5,700    Oracle Corporation+ .............................        478,978
                                                                --------------
                                                                     1,230,684

CONSTRUCTION/AGRICULTURE EQUIPMENT/TRUCKS - 0.5%
     3,300    Deere & Company .................................        122,100

CONSUMER SERVICE - 0.7%
     3,900    CVS Corporation .................................        156,000

DEPARTMENT STORES - 1.0%
     4,000    Kohl's Department Stores, Inc.+ .................        222,500

DISCOUNT STORES - 2.6%
     3,700    Costco Wholesale Corporation+ ...................        122,216
     8,300    Wal-Mart Stores, Inc. ...........................        478,287
                                                                --------------
                                                                       600,503

DIVERSIFIED FINANCIAL SERVICES - 2.9%
     4,300    American Express Company ........................        224,137
     7,300    Citigroup, Inc. .................................        439,825
                                                                --------------
                                                                       663,962

DIVERSIFIED MANUFACTURE - 0.9%
     4,400    Tyco International Ltd. .........................        208,450

EDP PERIPHERALS - 1.6%
     4,800    EMC Corporation+ ................................        369,300

EDP SERVICES - 1.8%
     5,000    Automatic Data Processing, Inc. .................        267,812
     1,850    Computer Sciences Corporation+ ..................        138,172
                                                                --------------
                                                                       405,984

ELECTRICAL PRODUCTS - 1.5%
     5,500    Emerson Electric Company+ ....................... $      332,062

ELECTRONIC DATA PROCESSING - 6.9%
     1,800    Apple Computers, Inc.+ ..........................         94,219
    10,000    Compaq Computer Corporation .....................        255,625
     5,300    Dell Computer Corporation+ ......................        261,522
     2,100    Hewlett-Packard Company .........................        262,238
     3,400    International Business Machines Corporation .....        372,512
     3,700    Sun Mircosystems, Inc.+ .........................        336,584
                                                                --------------
                                                                     1,582,700

ELECTRONIC PRODUCTION EQUIPMENT - 0.7%
     1,800    Applied Material, Inc.+ .........................        163,181

FINANCE COMPANIES - 0.8%
     3,600    Fannie Mae ......................................        187,875

FOOD CHAINS - 0.6%
     3,000    Safeway, Inc.+ ..................................        135,375

FOREST PRODUCTS - 0.5%
     2,800    Weyerhauser Company .............................        120,400

INSURANCE BROKERS/SERVICES - 0.8%
     1,800    Marsh & McLennan Companies ......................        187,988

INTEGRATED OIL COMPANIES - 4.4%
     2,800    Chevron Corporation .............................        237,475
     7,200    Exxon Mobil Corporation .........................        565,200
     3,800    Texaco, Inc. ....................................        202,350
                                                                --------------
                                                                     1,005,025
INTERNET SERVICES - 1.6%
     4,700    America Online, Inc.+ ...........................        247,925
       900    Yahoo!, Inc.+ ...................................        111,516
                                                                --------------
                                                                       359,441

INVESTMENT BANKERS/BROKERS/SERVICES - 2.4%
     2,800    Charles Schwab Corporation ......................         94,150
     1,700    Merrill Lynch & Company .........................        195,500
     3,000    Morgan Stanley Dean Witter & Company ............        249,750
                                                                --------------
                                                                       539,400

MAJOR BANKS - 4.9%
     5,797    Bank of America Corporation .....................        249,271
     5,000    Bank of New York Company, Inc. ..................        232,500
     4,850    Chase Manhattan Corporation .....................        223,403
     1,900    State Street Corporation ........................        201,519
     5,200    Wells Fargo Company .............................        201,500
                                                                --------------
                                                                     1,108,193

MAJOR CHEMICALS - 0.7%
     5,450    Dow Chemical Company ............................        164,522

MAJOR PHARMACEUTICALS - 9.0%
     4,400    Bristol-Meyers Squibb Company ...................        256,300
     3,500    Eli Lilly and Company ...........................        349,563


                                                                               3
The accompayning notes are an integral part of the financial statements.

 ------------------------
        Montgomery
     Variable Series
 ------------------------
        GROWTH FUND
 ------------------------
        Investments

    SHARES                                                      VALUE (NOTE 1)
COMMON STOCKS - CONTINUED

MAJOR PHARMACEUTICALS - CONTINUED
     3,600    Johnson & Johnson ............................... $      366,750
     5,500    Merck & Company, Inc. ...........................        421,437
     8,800    Pfizer, Inc. ....................................        422,400
     4,900    Schering Plough Corporation .....................        247,450
                                                                --------------
                                                                     2,063,900

MAJOR U.S. TELECOMMUNICATIONS - 5.0%
     5,200    AT&T Corporation ................................        164,450
     3,600    Bell Atlantic Corporation .......................        182,925
     5,100    BellSouth Corporation ...........................        217,388
     8,000    SBC Communications, Inc. ........................        346,000
     5,200    WorldCom, Inc.+ .................................        238,712
                                                                --------------
                                                                     1,149,475

MEDIA CONGLOMERATES - 3.3%
     3,300    Time Warner, Inc. ...............................        250,800
     3,400    Viacom, Inc.+ ...................................        231,837
     6,800    Walt Disney Company .............................        263,925
                                                                --------------
                                                                       746,562
MEDICAL ELECTRONICS - 1.0%
     4,600    Medtronics, Inc. ................................        229,138

MOTOR VEHICLES - 0.7%
     2,750    General Motors Corporation ......................        159,672

MULTI-LINE INSURANCE - 1.8%
     3,500    American International Group, Inc. ..............        411,250

MULTI-SECTOR COMPANIES - 3.9%
    17,000    General Electric Company ........................        901,000

OIL/GAS TRANSMISSION - 2.0%
     4,100    Enron Corporation ...............................        264,450
     4,900    Williams Companies, Inc. ........................        204,269
                                                                --------------
                                                                       468,719

OILFIELD SERVICES/EQUIPMENT - 1.0%
     3,050    Schlumberger Ltd. ...............................        227,606

OTHER TELEPHONE/COMMUNICATION - 0.4%
     3,400    Global Crossing Ltd.+ ...........................         89,569

PACKAGE GOODS/COSMETICS - 1.5%
     2,400    Colgate Palmolive Company .......................        143,700
     3,500    Kimberly Clark Corporation ......................        200,812
                                                                --------------
                                                                       344,512

SEMICONDUCTORS - 5.4%
     6,200    Intel Corporation ...............................        828,669
     1,400    Micron Technology, Inc.+ ........................        123,287
     4,100    Texas Instruments, Inc. .........................        281,619
                                                                --------------
                                                                     1,233,575

SOFT DRINKS - 2.6%
     6,000    Coca-Cola Company ...............................        344,625
     5,500    PepsiCo, Inc. ...................................        244,406
                                                                --------------
                                                                       589,031

TELECOMMUNICATIONS EQUIPMENT - 5.9%
     2,600    Comverse Technology, Inc.+ ......................        241,881
       900    Corning, Inc. ...................................        242,887

TELECOMMUNICATIONS EQUIPMENT - CONTINUED
     4,800    Lucent Technologies, Inc. ....................... $      284,400
     3,900    Motorola, Inc. ..................................        113,344
     6,700    Nortel Networks Corporation .....................        457,275
                                                                --------------
                                                                     1,339,787
UNREGULATED POWER GENERATION - 0.8%
     3,900    AES Corporation+ ................................        177,938

TOTAL COMMON STOCKS
 (Cost $21,728,630) ...........................................     22,149,108
                                                                --------------

MONEY MARKET FUND - 0.0%@
       708    Chase Vista Federal Money Market Fund
              (Cost $708) .....................................            708
                                                                --------------

TOTAL SECURITIES
(Cost $21,729,338) ............................................     22,149,816
                                                                --------------

  PRINCIPAL AMOUNT

REPURCHASE AGREEMENTS - 3.4%
$  765,000    Agreement with Greenwich Capital Markets,
              Tri-Party, 7.000% dated 6/30/00, to be
              repurchased at $765,440 on 07/03/00,
              collateralized by $780,303 market value of
              U.S. government and mortgage-backed
              securities, having various maturities and
              interest rates
              (Cost $765,000) .................................        765,000
                                                                --------------

TOTAL INVESTMENTS - 100.4%
(Cost $22,494,338) ............................................     22,914,816

OTHER ASSETS AND LIABILITIES - (0.4)%
(Net) .........................................................        (86,479)
                                                                --------------

NET ASSETS - 100.0% ............................................ $   22,828,337
                                                                ==============

+  Non-income-producing security.
@  Amount represents less than 0.1%.

The accompayning notes are an integral part of the financial statements.

                                                       ------------------------
                                                              Montgomery
                                                           Variable Series
                                                       ------------------------
                                                             STATEMENT OF
                                                        ASSETS AND LIABILITIES
                                                       ------------------------
                                                            June 30, 2000
                                                              (Unaudited)

ASSETS:                                                                        GROWTH FUND
------------------------------------------------------------------------------------------
Investments in securities, at value (note 1)
       Securities ........................................................     $22,149,816
       Repurchase agreements .............................................         765,000
                                                                               -----------
Total Investments ........................................................      22,914,816
Receivables:
       Shares of beneficial interest sold ................................          29,244
       Dividends .........................................................          10,678
       Expenses absorbed by Manager ......................................           1,642
       Interest ..........................................................             245
Deferred organization costs (note 1) .....................................          10,874
                                                                               -----------
Total Assets .............................................................      22,967,499
                                                                               -----------

LIABILITIES:
------------------------------------------------------------------------------------------
Payables:
       Investment securities purchased ...................................          81,110
       Management fees (note 2) ..........................................          19,588
       Shares of beneficial interest redeemed ............................          12,836
       Trustees' fees and expenses (note 2) ..............................           4,147
       Custodian fees ....................................................           1,303
       Accounting fees ...................................................             837
       Transfer agency and servicing fees ................................             132
       Other accrued liabilities and expenses ............................          19,209
                                                                               -----------
Total Liabilities ........................................................         139,162
                                                                               -----------
Net Assets ...............................................................     $22,828,337
Investments at identified cost ...........................................     $22,494,338

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------
Undistributed net investment income ......................................         111,227
Accumulated net realized gain ............................................       3,919,047
Net unrealized appreciation of investments ...............................         420,478
Shares of beneficial interest ............................................          12,112
Additional paid-in capital ...............................................      18,365,473
                                                                               -----------
Net Assets ...............................................................     $22,828,337


NET ASSETS:
------------------------------------------------------------------------------------------
Net assets ...............................................................     $22,828,337
Number of Fund shares outstanding ........................................       1,211,151
Net asset value, offering and redemption price per share outstanding .....     $     18.85
                                                                               -----------


The accompayning notes are an integral part of the financial statements.

------------------------------
          Montgomery
       Variable Series
------------------------------
   STATEMENT OF OPERATIONS
------------------------------
Six Months Ended June 30, 2000
       (Unaudited)

NET INVESTMENT INCOME:                                                        GROWTH FUND
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends .................................................................   $   109,919
Interest ..................................................................        65,727
                                                                              -----------
Total Income ..............................................................       175,646
                                                                              -----------
EXPENSES:
Management fee (note 2) ...................................................       199,279
Printing fees .............................................................        13,863
Legal and audit fees ......................................................        11,659
Transfer agency and servicing fees ........................................         6,701
Custodian fee .............................................................         3,653
Accounting fees ...........................................................         3,635
Trustees' fees and expenses (note 2) ......................................           868
Other .....................................................................         5,915
                                                                              -----------
Total Expenses ............................................................       245,573
                                                                              -----------
Fees deferred and/or expenses absorbed by Manager (note 2) ................      (109,157)
                                                                              -----------
Net Expenses ..............................................................       136,416
                                                                              -----------
NET INVESTMENT INCOME .....................................................        39,230
                                                                              -----------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------
Net realized gain from securities transactions ............................     2,514,378
Net change in unrealized appreciation/(depreciation) of investments .......    (1,920,503)
                                                                              -----------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ...........................       593,875
                                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................   $   633,105
                                                                              -----------

The accompayning notes are an integral part of the financial statements.

                                                       ------------------------
                                                              Montgomery
                                                           Variable Series
                                                       ------------------------
                                                             STATEMENT OF
                                                        CHANGES IN NET ASSETS
                                                       ------------------------

                                                                                         GROWTH FUND
------------------------------------------------------------------------------------------------------------------
                                                                                SIX MONTHS
                                                                                  ENDED
                                                                                  6/30/00           YEAR ENDED
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:                              (UNAUDITED)          12/31/99
------------------------------------------------------------------------------------------------------------------
Net investment income .......................................................   $    39,230         $    71,098
Net realized gain from securities transactions . ............................     2,514,378           1,447,036
Net change in unrealized appreciation/(depreciation) of investments .........    (1,920,503)          1,464,366
                                                                                -----------         -----------
Net Increase in Net Assets Resulting from Operations ........................       633,105           2,982,500

DISTRIBUTIONS TO SHAREHOLDERS:
------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income ....................            --             (11,607)
Distributions to shareholders from net realized gains on investments ........            --            (189,184)
                                                                                -----------         -----------
Total distributions .........................................................            --            (200,791)

BENEFICIAL INTEREST TRANSACTIONS:
------------------------------------------------------------------------------------------------------------------
Net increase from beneficial interest transactions (note 4) .................     2,546,711           3,415,177
                                                                                -----------         -----------
Net Increase in Net Assets ..................................................     3,179,816           6,196,886

NET ASSETS:
------------------------------------------------------------------------------------------------------------------
Beginning of period .........................................................    19,648,521          13,451,635
End of Period ...............................................................   $22,828,337         $19,648,521
Undistributed Net Investment Income .........................................   $   111,227             $71,997

The accompayning notes are an integral part of the financial statements.

------------------------------
          Montgomery
       Variable Series
------------------------------
    FINANCIAL HIGHLIGHTS
------------------------------

                                                                                                  GROWTH FUND

Selected Per-Share Data for the Year or Period Ended:

                                                                                          FISCAL YEAR ENDED DECEMBER 31,
                                                                                     -------------------------------------------
                                                                     06/30/00
                                                                    (UNAUDITED)       1999       1998        1997        1996(a)
NET ASSET VALUE - BEGINNING OF PERIOD                                 $18.39         $15.39     $15.09      $12.33      $10.08
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                   0.02           0.06       0.09        0.16        0.15
Net realized and unrealized gain on investments                         0.44           3.13       0.35        3.35        2.59
--------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from investment operations         0.46           3.19       0.44        3.51        2.74
--------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                      --          (0.01)     (0.06)      (0.16)      (0.15)
Distributions from net realized capital gains                             --          (0.18)     (0.08)      (0.59)      (0.34)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                       --          (0.19)     (0.14)      (0.75)      (0.49)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD                                       $18.85         $18.39     $15.39      $15.09      $12.33
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                                                           2.50%         20.79%      2.93%      28.57%      27.22%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000s)                                    $22,828        $19,649    $13,452     $12,597      $2,127
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets             0.36%          0.46%      0.57%       1.74%       2.55%+
--------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees
    by Manager                                                        $(0.01)        $(0.07)     $0.07       $0.01      $(0.27)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                  127%            77%        57%         53%         78%
--------------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest and tax expense                        1.25%          1.26%      1.25%       0.35%       0.01%+
--------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager,
    including interest and tax expense                                  4.03%          2.25%      1.40%       1.97%       6.98%+
--------------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest and tax expense                        1.25%          1.25%      1.25%       0.34%         --
--------------------------------------------------------------------------------------------------------------------------------

(a) Montgomery Variable Series: Growth Fund commenced operations on February 9, 1996.

*   Total return represents aggregate total return for the periods indicated.

+   Annualized.

The accompayning notes are an integral part of the financial statements.

                                                       ------------------------
                                                            The Montgomery
                                                              Funds III
                                                       ------------------------
                                                                NOTES
                                                       ------------------------
                                                       to Financial Statements
                                                             (Unaudited)

The Montgomery Funds III (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and was organized as a Delaware business trust on August 24, 1994. As of June 30, 2000, the Trust had two series: the Montgomery Variable Series: Growth Fund and the Montgomery Variable Series: Emerging Markets Fund. Information presented in these financial statements pertains to the Montgomery Variable Series: Growth Fund (the "Fund"). The Montgomery Variable Series: Emerging Markets Fund is presented under a separate cover.

1. SIGNIFICANT ACCOUNTING POLICIES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of signif-icant accounting policies.

a. PORTFOLIO VALUATION

Portfolio securities are valued using current market valuations: either the last reported sale price or, in the case of securities for which there is no reported last sale, the mean between the closing bid and ask prices.

Securities traded on the over-the-counter market or on the NASDAQ national market are valued at the mean between the last available bid and ask prices prior to the time of valuation.

Securities for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with methods authorized by the Trust's Board of Trustees. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

b. REPURCHASE AGREEMENTS

The Fund may engage in repurchase agreements individually or jointly through a joint repurchase account with other series of the Trust and affiliated registered investment companies pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund takes possession of government debt obligations as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase, and the Fund to resell, the obligations at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Fund's Manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements that involve a counterparty and a custodian bank.

c. DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income, if any, are declared and paid at least annually. Distributions of net realized capital gains (including net short-term capital gains) are distributed at least annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital-gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

d. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are computed on the specific identified cost basis of the securities sold. Dividend income is recognized on the ex-dividend date. Interest income, including accretion/amortization of premium/discount on short-term investments, is recognized on the accrual basis.

e. FEDERAL INCOME TAXES

The Fund has elected and qualified, and it is the intention of the Fund to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the applicable requirements of the Code and by making distributions of taxable income to shareholders sufficient to relieve the Fund of all or substantially all federal income taxes. Accordingly, no provision for federal income taxes is required.

f. ORGANIZATION COSTS

Expenses incurred in connection with the organization of the fund are amortized on a straight-line basis over a period of five years from commencement of operations.

g. EXPENSES

General expenses of the Trust are allocated to the Fund and other series of the Trust based on relative net assets. Operating expenses directly attributable to the Fund are charged to the Fund's operations.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

a. Montgomery Asset Management, LLC, is the Fund's Manager (the "Manager"). The Manager, a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended. The Manager is a subsidiary of Commerzbank AG.

------------------------
     The Montgomery
       Funds III
------------------------
         NOTES
------------------------
to Financial Statements
      (Unaudited)

Pursuant to the Investment Management Agreement (the "Agreement") between the Manager and the Trust with respect to the Fund, the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under the Agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) at the following annual rates based on the average daily net assets of the Fund:


        First                Next                Over
    $500 Million         $500 Million         $1 Billion
    ------------         ------------         ----------
       1.00%                0.90%                0.80%

For the six months ended June 30, 2000, the effective management fee and management fee including effect of fee reduced were 1.83% And 0.83%, respectively.

Under an Operating Expense Agreement with the Trust, the Manager has agreed to reduce some or all of its management fee or absorb Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of any Rule 12b-1 fees, interest, extraordinary expenses or taxes, at or below 1.25% of the average daily net assets of the Fund. Any reductions or absorptions made to the Fund by the Manager are subject to recovery within the following three years, provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Operating Expense Agreement has a rolling 10-year term extendable for one year at the end of each Fund's administrative operations.

The Manager recouped previously deferred fees during the six months ended June 30, 2000, of $90,122. This amount has been included with current annual management fees in the Statement of Operations and is part of the effective management fee shown. For the six months ended June 30, 2000, the Manager has deferred fees of $109,157 and deferred management fees and absorbed expenses subject to recoupment of $303,290.

b. Montgomery Asset Management, LLC, serves as the Fund's administrator (the "Adminstrator"). The Administrator performs services with regard to various aspects of the Fund's administrative operations. The Administrator does not recieve any compensation from the Fund for performing these services.

c. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an affiliated person will receive an annual retainer and quarterly meeting fee totaling $55,000 per annum, as well as reimbursement for expenses, for services as a Trustee of all three Trusts advised by the Manager ($5,000 of which will be allocated to The Montgomery Funds III).

3. SECURITIES TRANSACTIONS:

a. The aggregate amounts of purchases and sales of investment securities, other than short-term securities, for the six months ended June 30, 2000, were $28,348,184 and $24,951,953, respectively.

b. At June 30, 2000, cost for federal income-tax purposes is $22,494,338, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income-tax purposes were $1,236,201 and $815,723, respectively.

c. Under an unsecured Revolving Credit Agreement with Deutsche Bank, New York, the Fund, along with other Funds of The Montgomery Funds, The Montgomery Funds II and The Montgomery Funds III, may, for one year starting August 13, 1999, borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value, provided that the aggregate principal amount of outstanding loans under the agreement to all Funds does not exceed $175,000,000. The Fund pays its pro rata share of the quarterly commitment fee of 0.08% per annum of the unutilized credit line balance. For the six months ended June 30, 2000, borrowings by the Fund under the agreement were as follows:


   AMOUNT OUTSTANDING     AVERAGE AMOUNT           MAXIMUM             AVERAGE                             AVERAGE DEBT
       AT 6/30/00           OUTSTANDING       DEBT OUTSTANDING      INTEREST RATE     AVERAGE SHARES         PER SHARE
-------------------------------------------------------------------------------------------------------------------------
          --                  $9,341             $1,700,000            5.61%            1,199,071              $0.01


The average amount outstanding during the year was calculated by totaling borrowings at the end of each day and dividing the sum by the number of days in the year ended June 30, 2000. There were no reverse repurchase agreements outstanding at June 30, 2000.

4. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:

The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the periods indicated below were:


                                             SIX MONTHS ENDED 6/30/00       YEAR ENDED 12/31/99
                                            SHARES          AMOUNT        SHARES           AMOUNT
----------------------------------------------------------------------------------------------------
Sold                                       613,466      $11,230,174      1,155,865      $19,719,780
Issued as reinvestment of dividends             --               --         11,549          200,791
Redeemed                                  (470,675)      (8,683,463)      (973,289)     (16,505,394)
----------------------------------------------------------------------------------------------------
Net increase                               142,791       $2,546,711        194,125       $3,415,177
----------------------------------------------------------------------------------------------------


                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

                              -------------------------------------------------
                                                   MONTGOMERY
                                                VARIABLE SERIES
                              -------------------------------------------------
                                              EMERGING MARKETS FUND
                              -------------------------------------------------

INVESTMENT REVIEW

Q: HOW DID THE FUND PERFORM DURING THE SIX MONTHS ENDED JUNE 30, 2000?

A: The Fund produced a total return of -5.71% over that period, compared with a return of -7.99% for its benchmark, the Morgan Stanley Capital International
(MSCI) Emerging Markets Free Index.

Q: WHAT MAIN FACTORS CONTRIBUTED TO THE FUND'S PERFORMANCE?

A: Stock selection and strategic over- and underweightings in certain markets played an important role in the Fund's performance relative to its benchmark index. The Fund's absolute returns did, however, reflect a generally weak period for the emerging markets, which were depressed by rising interest rates and fears of higher inflation over the first half of 2000.

Over most of the reporting period, our decision to overweight Brazil and Mexico relative to the index was rewarded. Both markets were especially strong in the second quarter of 2000, even as other markets, including the United States', declined. In Brazil we have focused on large-cap telecommunications firms and energy companies. Like Brazil's, Mexico's economy has been gaining momentum, and that has helped boost shares of banks such as Grupo Financiero Banamex and beverage companies such as Fomento Economico Mexicano.

The Fund also benefited from its exposure to technology and telecommunications companies. As in developed markets, these sectors led many emerging markets around the world during the first quarter. The trend was positive for northern Asian markets in particular, which are home to a number of world-class technology companies, such as Samsung Electronics (South Korea). Samsung was a strong holding for the Fund over the reporting period, as was Taiwan Semiconductor Manufacturing. The tech/telecom rally was less of a driving factor in Southeast Asian markets, though domestically oriented telecom stocks in Thailand and Indonesia performed fairly well. The Fund has remained underweighted in Southeast Asia, though we did raise its exposure to Malaysia during the reporting period.

Q: WERE THERE ANY SPECIFIC DISAPPOINTMENTS IN THE FUND?

A: We reduced the Fund's weighting in Latin American copper-mining stocks over the past few months. The direction of interest rates has an impact on the price of many metals, including copper; so as interest rates rose in the United States, the near-term prospects for copper-mining stocks deteriorated. We sold them to take advantage of better opportunities elsewhere.

Q: HAVE YOU MADE ANY SIGNIFICANT CHANGES TO THE FUND RECENTLY?

A: Yes. We reduced the Fund's position in South Africa, where domestically oriented companies seem especially vulnerable to a potential economic slowdown. We think that the outlook for export-oriented issues is still quite positive, however, especially

[SIDENOTE]

              PORTFOLIO HIGHLIGHTS
                 (Unaudited)

-------------------------------------------------
PORTFOLIO MANAGEMENT
-------------------------------------------------
Josephine Jimenez, CFA....Sr. Portfolio Manager
Frank Chiang................. Portfolio Manager

-------------------------------------------------
FUND PERFORMANCE
-------------------------------------------------
          Average annual total returns
          for the period ended 6/30/00
-------------------------------------------------
          MONTGOMERY VARIABLE SERIES:
             EMERGING MARKETS FUND

Since inception (2/2/96).............  0.69%
One year............................. 18.39%
Three years.......................... (7.24)%
-------------------------------------------------
MSCI EMERGING MARKETS FREE INDEX
Since 1/31/96........................  0.01%
One year.............................  9.47%
Three years.......................... (4.96)%
-------------------------------------------------

Past performance is no guarantee of future results.
Net asset value, investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than their original cost.

The performance figures provided do not reflect the effect of (i) any securities purchased or sold by the Fund after 6/30/00 but that were effective on 6/30/00 or (ii) any purchases or redemptions of Fund shares completed after 6/30/00 that were effective on 6/30/00.


GROWTH OF $10,000 INVESTMENT

          VARIABLE
          SERIES:
          EMERGING   MSCI
          MARKETS    INDEX    LIPPER
2/2/96    10000      10000    10000
Mar-96    10100      9918     9955
Apr-96    10330      10314    10350
May-96    10580      10268    10454
Jun-96    10560      10332    10489
Jul-96    10050      9626     9845
Aug-96    10500      9872     10086
Sep-96    10510      9958     10162
Oct-96    10310      9692     9898
Nov-96    10470      9855     10121
Dec-96    10679      9899     10281
Jan-97    11532      10575    11058
Feb-97    11782      11028    11449
Mar-97    11592      10738    11188
Apr-97    11542      10757    11242
May-97    12023      11065    11673
Jun-97    12915      11657    12305
Jul-97    13337      11831    12699
Aug-97    12003      10325    11439
Sep-97    12514      10611    11900
Oct-97    10499      8870     10043
Nov-97    10188      8547     9719
Dec-97    10617      8753     9863
Jan-98    9382       8066     9211
Feb-98    9914       8908     9970
Mar-98    10105      9295     10373
Apr-98    10236      9193     10480
May-98    8860       7933     9146
Jun-98    7855       7101     8302
Jul-98    8267       7326     8583
Aug-98    5756       5208     6202
Sep-98    6047       5538     6360
Oct-98    6449       6122     6859
Nov-98    6981       6631     7233
Dec-98    6633       6535     7177
Jan-99    6402       6429     7035
Feb-99    6231       6492     6993
Mar-99    7106       7347     7772
Apr-99    7962       8256     8794
May-99    7751       8208     8688
Jun-99    8707       9140     9546
Jul-99    8486       8892     9341
Aug-99    8436       8972     9233
Sep-99    8114       8669     8897
Oct-99    8345       8853     9212
Nov-99    9281       9647     10225
Dec-99    10933      10874    12079
Jan-00    10,933     10,939   11,964
Feb-00    11,356     11,084   12,497
Mar-00    11,336     11,138   12,552
Apr-00    10,228     10,082   11,146
May-00    9,886      9,665    10,528
Jun-00    10,309     10,006   11,052


(1) The Morgan Stanley Capital International Emerging
    Markets Free Index is an unmanaged, capitalization-weighted composite index that covers individual securities within the equity markets of approximately 25 emerging markets countries.

(2) The Lipper Emerging Markets Funds Average universe consists of 150 funds.

-------------------------------------------------
                MONTGOMERY
              VARIABLE SERIES
-------------------------------------------------
            EMERGING MARKETS FUND
-------------------------------------------------

mining stocks such as Impala Platinum Holdings and De Beers, which have been driven up this year by strong demand for platinum and diamonds.

With the proceeds from South Africa, we increased the Fund's weighting in Russia, where the political and economic environments appear to be improving. We also increased exposure to Israeli technology companies. As attacks by hackers and computer viruses became a very visible global threat in early 2000, companies like Check Point Software Technologies, a leader in building computer firewalls, have attracted more and more business.

Q: WHERE DO YOU BELIEVE THE BEST OPPORTUNITIES IN THE EMERGING MARKETS WILL BE IN THE SECOND HALF OF 2000 AND BEYOND?

A: Right now we are seeking opportunities to profit from potentially stronger economic growth in Latin America. Last year Asian economies garnered a lot of attention as they emerged from recession. In 2000, Latin American economies (especially Brazil's and Mexico's) are boasting the fastest growth rates, driven by a decline in domestic real interest rates as well as by the strength of the U.S. economy. We believe that Brazil and Mexico are the most attractive markets in Latin America and have continued to overweight them versus the benchmark. Our focus in these two markets is on domestically oriented companies, which should benefit from an increase in consumer spending and industrial production.

We also see some encouraging trends developing in Russia, which appears to offer much better opportunities than do most European emerging markets. Higher prices for crude oil, Russia's major export, have driven up shares of Lukoil and helped shore up that country's current accounts. Russia's improved foreign-reserve position has also stabilized its currency and helped spur economic activity. In fact, we believe that Russia's gross domestic product (GDP) may grow by 5% this year. In addition, the new government of Vladimir Putin has been proactive in advancing reforms, including possible privatization of such enterprises as Unified Energy Systems, a Fund holding.

Although the Fund continues to have a significant underweighting in Asia, we have increased its exposure to China, which it now seems more likely will be admitted to the World Trade Organization (WTO). If that does in fact occur, we expect companies in the shipping and container-leasing business, such as Cosco Pacific, to be among the prime beneficiaries of increased trade. We will continue to seek out opportunities like this around the world.


            PORTFOLIO HIGHLIGHTS

-------------------------------------------------
                TOP TEN HOLDINGS
-------------------------------------------------
      (as a percentage of total net assets)
Samsung Electronics......................... 5.8%
Telefonos de Mexico S.A., ADR............... 4.5%
Taiwan Semiconductor Manufacturing
Company, Ltd................................ 3.8%
Embratel Participacoes ADR.................. 2.5%
Microelectronics Corporation, Ltd........... 2.4%
China Mobile (Hong Kong) Ltd, ADR........... 2.0%
Alpha Credit Bank........................... 2.0%
Check Point Software Technologies, Ltd...... 2.0%
Wal-Mart de Mexico S.A. de C.V.............. 1.9%
Petroleo Brasileiro S.A..................... 1.9%

-------------------------------------------------
              TOP FIVE COUNTRIES
-------------------------------------------------
       (as a percentage of total net assets)
Brazil..................................... 14.0%
Mexico..................................... 13.9%
Korea...................................... 11.0%
Taiwan.....................................  9.0%
South Africa...............................  6.3%

Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities.

There are risks associated with investing in a fund of this type that invests in securities of foreign countries, such as erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

                               -------------------------------------------------
                                                  MONTGOMERY
                                               VARIABLE SERIES
                               -------------------------------------------------
                                             EMERGING MARKETS FUND
                               -------------------------------------------------
                                                   Investments

PORTFOLIO INVESTMENTS

June 30, 2000 (Unaudited)

SHARES                                                              VALUE (NOTE 1)
COMMON STOCKS - 85.7%
ARGENTINA - 0.4%
     21,500   Banco de Galicia y Buenos Aires S.A. de C.V.
              (Non-U.S. Banks)...................................... $  319,141
     11,000   PC Holdings S.A., Sponsored ADR
              (Oil & Gas Production)................................    201,437
                                                                    -----------
                                                                        520,578
BRAZIL - 10.1%
     76,200   Aracruz Celulose S.A. de C.V., Sponsored
              ADR (Paper)...........................................  1,471,613
 32,000,000   Companhia Siderurgica Nacional
              (Metal Fabrication)...................................  1,003,915
    156,500   Embratel Participacoes ADR
              (Other Telephone/Communication).......................  3,697,312
     45,500   Pao de Acucar ADR (Food Chains).......................  1,461,688
     95,000   Petroleo Brasileiro S.A.
              (Integrated Oil Companies)............................  2,790,740
     29,300   Tele Celular Sul Participacoes S.A.
              (Cellular Telephone)..................................  1,325,825
    148,200   Tele Centro Oeste Celular
              Participacoes S.A., ADR
              (Other Telephone/Communication).......................  1,778,400
     16,100   Telecom Participacoes S.A., ADR
              (Other Telephone/Communication).......................  1,176,306
                                                                    -----------
                                                                     14,705,799
CHILE - 0.6%
     51,900   Cia de Telecom Chile de S.A., ADR
              (Other Telephone/Communication).......................    940,687

CHINA/HONG KONG - 5.2%
     16,300   AsiaInfo Holdings, Inc.+(Internet Services)...........    728,915
    166,000   China Mobile (Hong Kong) Ltd.+
              (Other Telephone/Communication).......................  1,463,986
     16,400   China Mobile (Hong Kong) Ltd., ADR+
              (Other Telephone/Communication).......................  2,916,125
    502,000   China Unicom Ltd.+
              (Other Telephone/Communication).......................  1,065,756
  1,864,000   Cosco Pacific Ltd. (Marine Transportation)............  1,470,541
                                                                    -----------
                                                                      7,645,323
CZECH REPUBLIC - 1.6%
     32,410   Ceske Radiokomunikace GDR+,++
              (Other Telephone/Communication).......................  1,439,814
     46,500   Komercni Banka A.S.+
              (Non-U.S. Banks)......................................    941,387
                                                                    -----------
                                                                      2,381,201
EGYPT - 2.2%
     32,600   Al-Ahram Beverages Company, GDR
              (Alcoholic Beverages).................................    559,905
     50,600   Al-Ahram Beverages Company, GDR+,++
              (Alcoholic Beverages).................................    869,055
     52,366   Egyptian Company for Mobile Services+
              (Cellular Telephone)..................................  1,704,205
                                                                    -----------
                                                                      3,133,165
GREECE - 2.0%
     73,201   Alpha Credit Bank (Non-U.S. Banks)....................  2,885,340

HUNGARY - 0.5%
    103,200   Magyar Tavkozlesi Rt.
              (Other Telephone/Communication).......................    717,324

INDIA - 4.6%
     47,600   Hindalco Industries Ltd., GDR++
              (Aluminum)............................................    931,770
     22,255   Hindustan Lever Ltd.
              (Package Goods/Cosmetics).............................  1,413,728
     11,740   Infosys Technologies Ltd.
              (Computer Software)...................................  2,187,308
     72,300   Sri Adhikari Brothers Telephone
              Network Ltd. (Broadcasting)...........................    932,128
    81,700    Videsh Sanchar Nigam Ltd., GDR
              (Other Telephone/Communication).......................  1,276,562
                                                                    -----------
                                                                      6,741,496
INDONESIA - 0.4%
  1,520,000   PT Telekomunikasi Indonesia
              (Other Telephone/Communication).......................    534,019
ISRAEL - 6.0%
  1,013,000   Bank Leumi Le-Israel (Non-U.S. Banks).................  2,091,499
    147,100   Bezeq Israeli Telecommunication
              Corporation, Ltd.
              (Other Telephone/Communication).......................    819,624
     13,500   Check Point Software Technologies Ltd.+
              (Computer Software)...................................  2,866,641
     26,500   IDB Holding Corporation, Ltd.
              (Miscellaneous).......................................  1,017,683
     13,000   NICE Systems Ltd., ADR+
              (Telecommunications Equipment)........................  1,004,656
     10,850   Orbotech Ltd. (Electronic Components).................  1,008,033
                                                                    -----------
                                                                      8,808,136
KOREA - 11.0%
      7,095   Cheil Communications, Inc. (Advertising)..............    925,829
     73,829   Kookmin Bank (Non-U.S. Banks).........................    940,223
     25,070   Korea Electric Power Corporation
              (Non-U.S. Utilities)..................................    777,940
    140,600   Korea Electric Power Corporation, ADR
              (Non-U.S. Utilities)..................................  2,592,312
     16,800   Korea Telecom Corporation
              (Other Telephone/Communication).......................    812,700
     25,666   Samsung Electronics
              (Diversified Electronic Products).....................  8,493,759


                                                                              3

The accompanying notes are an integral part of these financial statements.


------------------------------------------------
                  MONTGOMERY
               VARIABLE SERIES
------------------------------------------------
             EMERGING MARKETS FUND
------------------------------------------------
                 Investments

SHARES                                                              VALUE (NOTE 1)
COMMON STOCKS - CONTINUED
KOREA - CONTINUED
      4,430   SK Telecom Company, Ltd.+
              (Other Telephone/Communication).......................$ 1,450,147
                                                                    -----------
                                                                     15,992,910
MALAYSIA - 4.4%
    380,000   AMMB Holdings Berhad
              (Investment Bankers/Brokers/Services).................  1,270,000
    289,000   Commerce Asset Holdings Berhad
              (Non-U.S. Banks)......................................    836,579
    194,000   Digi.com Berhad+
              (Other Telephone/Communication).......................    354,816
    182,000   Malayan Banking Berhad
              (Non-U.S. Banks)......................................    737,579
    106,000   New Straits Times Press Berhad
              (Newspapers)..........................................    251,052
  1,012,000   Public Bank Berhad+
              (Non-U.S. Banks)......................................    932,105
    482,000   Resorts World Berhad
              (Hotels/Resorts)......................................  1,319,158
    235,000   Tenaga Nasional Berhad
              (Non-U.S. Utilities)..................................    766,842
                                                                    -----------
                                                                      6,468,131
MEXICO - 13.9%
    127,000   Apasco S.A. de C.V. (Building Materials)..............    729,106
     54,200   Cemex S.A. de C.V., Sponsored ADR
              (Building Products)...................................  1,266,925
    631,000   Controladora Comercial Mexicana S.A. de
              C.V. (Department Stores)..............................    589,869
    154,975   Corporacion Interamericana de
              Entretanimiento S.A., Series B+
              (Advertising).........................................    606,263
     58,500   Fomento Economico Mexicano
              S.A. de C.V.+ (Soft Drinks)...........................  2,519,156
    370,000   Grupo Financiero Banamex Accival S.A. de
              C.V., Series B-Banacci+ (Non-U.S. Banks)..............  1,556,470
    348,000   Grupo Mexico S.A., Series B+
              (Other Metals/Minerals)...............................    979,485
     19,400   Grupo Televisa S.A., GDR+,++
              (Broadcasting) .......................................  1,337,387
    199,000   Kimberly-Clark de Mexico S.A. de C.V.
              (Package Goods/Cosmetics) ............................    566,174
    200,000   Organizacion Soriana S.A. de C.V.+
              (Other Specialty Stores)..............................    796,627
    115,200   Telefonos de Mexico S.A., ADR
              (Other Telephone/Communication).......................  6,580,800
  1,195,000   Wal-Mart de Mexico S.A. de C.V.+
              (Other Specialty Stores)..............................  2,804,908
                                                                    -----------
                                                                     20,333,170
PERU - 0.3%
     25,100   Compania de Minas Buenaventura S.A., ADR
              (Precious Metals).....................................    434,544
POLAND - 0.2%
     31,100   Elektrim Spolka Akcyjna S.A.+
              (Wholesale Distributors)..............................    357,110

RUSSIA - 2.8%
     89,700   Lukoil Holding Company, Sponsored ADR
              (Integrated Oil Companies)........................... $ 1,794,000
     66,500   Mobile Telesystems, Sponsored ADR+
              (Cellular Telephone)..................................  1,487,937
  6,800,000   RAO Unified Energy Systems+
              (Non-U.S. Utilities)..................................    782,000
                                                                    -----------
                                                                      4,063,937
SOUTH AFRICA - 6.3%
  1,516,200   African Bank Investments Ltd.+
              (Diversified Financial Services)......................  1,982,809
     61,600   Anglo American Platinum Corporation, Ltd.
              (Precious Metals).....................................  1,776,626
     46,900   De Beers Centenary AG
              (Other Metals/Minerals)...............................  1,142,214
     87,000   Dimensions Data Holdings Ltd.+
              (Electronic Data Processing)..........................    720,399
     48,900   Impala Platinum Holdings Ltd.
              (Precious Metals).....................................  1,820,307
     86,800   Sappi Ltd. (Paper)....................................    653,402
    156,100   Sasol Ltd. (Coal Mining)..............................  1,048,347
                                                                    -----------
                                                                      9,144,104
TAIWAN - 9.0%
    303,200   Hon Hai Precision Industry Company, Ltd.+
              (EDP Peripherals).....................................  2,743,356
    163,010   Synnex Technology International
              Corporation (Electronics Distributors)................    875,400
  1,155,246   Taiwan Semiconductor
              Manufacturing Company, Ltd.
              (Electronic Production Equipment).....................  5,489,533
  1,264,800   Microelectronics Corporation, Ltd.
              (Semiconductors) .....................................  3,519,622
    976,000   Yang Ming Marine Transport+
              (Marine Transportation)...............................    536,840
                                                                     -----------
                                                                      13,164,751
THAILAND - 1.7%
     49,000   Advanced Info Service Public Company, Ltd.+
              (Cellular Telephone) ..................................    610,389
     88,800   Hana Microelectronics Public Company, Ltd.
              (Diversified Electronic Products)......................    698,160
    383,000   TelecomAsia Corporation
              Public Company, Ltd.(F)+
              (Other Telephone/Communication)........................    425,284
    871,900   Thai Farmers Bank Public Company, Ltd.
              (F) (Non-U.S. Banks)...................................    734,466
                                                                     -----------
                                                                       2,468,299
TURKEY - 2.5%
 11,815,500   Arcelik A.S.
              (Consumer Electronics/Appliances)......................    580,830
 20,200,000   Dogan Sirketler Grubu Holdings A.S.
              (Diversified Manufacture)..............................    488,359
 37,212,000   Turkiye Is Bankasi, Class C
              (Non-U.S. Banks).......................................    794,686


4

The accompanying notes are an integral part of these financial statements.


                               -------------------------------------------------
                                                  MONTGOMERY
                                               VARIABLE SERIES
                               -------------------------------------------------
                                             EMERGING MARKETS FUND
                               -------------------------------------------------
                                                 Investments

SHARES                                                           VALUE (NOTE 1)

COMMON STOCKS - CONTINUED
TURKEY - CONTINUED
 166,218,775  Yapi Ve Kredi Bankasi S.A.+
              (Non-U.S. Banks)...................................... $ 1,848,527
                                                                    ------------
                                                                       3,712,402
TOTAL COMMON STOCKS
 (Cost $107,759,937)................................................ 125,152,426
                                                                    ------------
PREFERRED STOCKS - 3.9%
BRAZIL  3.9%
 90,200,000   Banco Bradesco S.A. (Non-U.S. Banks)...................    785,218
  1,419,000   Itausa Investimentos Itau
              (Multi-Sector Companies)...............................  1,376,906
 99,868,141   Tele Norte Leste Participacoes S.A.
              (Other Telephone/Communication)........................  2,339,578
          8   Telesp Participacoes S.A.
              (Other Telephone/Communication)........................         --
     45,500   Vale do Rio Doce, Series A
              (Other Metals/Minerals)................................  1,284,142
     20,000   Vale do Rio Doce, Series B
              (Other Metals/Minerals)................................         --
                                                                     -----------

TOTAL PREFERRED STOCKS
 (Cost $4,824,582)...................................................  5,785,844
                                                                     -----------

MONEY MARKET FUND - 0.0%@
         36   Chase Vista Federal Money Market Fund
              (Cost $36).............................................         36
                                                                     -----------
TOTAL SECURITIES
 (Cost $112,584,555).................................................130,938,306
                                                                     -----------


PRINCIPAL AMOUNT                                                  VALUE (NOTE 1)

REPURCHASE AGREEMENTS - 8.0%
$11,662,000   Agreement with Greenwich Capital
              Markets, Tri-Party, 7.000% dated 6/30/00,
              to be repurchased at $11,668,710
              on 07/03/00, collateralized
              by $11,895,281 market value of U.S.
              government and mortgage-backed securities,
              having various maturities and interest rates
              (Cost $11,662,000)............................... $ 11,662,000
                                                                  ----------

TOTAL INVESTMENTS - 97.6%
(Cost $124,246,555)............................................  142,600,306
OTHER ASSETS AND LIABILITIES - 2.4%
(Net)..........................................................    3,475,596
                                                                ------------
NET ASSETS - 100.0%............................................$ 146,075,902
                                                                ============

+  Non-income-producing security.
++ 144A security. Certain conditions for public sale may exist.
@  Amount represents less then 0.1%.

ABBREVIATIONS
ADR   American Depositary Receipt
(F)   Foreign or Alien Shares
GDR   Global Depositary Receipt

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------
                MONTGOMERY
             VARIABLE SERIES
-------------------------------------------------
    STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------
June 30, 2000
(Unaudited)



ASSETS:                                                                                           EMERGING MARKETS FUND
--------------------------------------------------------------------------------------------------------------------------

Investments in securities, at value (note 1)
  Securities.......................................................................................   $130,938,306
  Repurchase agreements............................................................................     11,662,000
                                                                                                      ------------
Total Investments..................................................................................    142,600,306
Foreign currency, at value (Cost $1,877,484) (note 1)..............................................      1,883,019
Receivables:
  Investment securities sold.......................................................................      3,295,151
  Shares of beneficial interest sold...............................................................      3,113,460
  Dividends........................................................................................        188,347
  Interest.........................................................................................          3,866
Deferred organization costs (note 1)...............................................................          9,495
                                                                                                      ------------
Total Assets.......................................................................................    151,093,644
                                                                                                      ------------
LIABILITIES:
------------------------------------------------------------------------------------------------------------------------
Forward foreign-currency exchange contracts:
  Net unrealized depreciation of forward foreign-currency exchange contracts (note 3)..............          1,091
Payables:
  Investment securities purchased..................................................................      4,214,091
  Shares of beneficial interest redeemed...........................................................        358,007
  Management fees (note 2).........................................................................        147,594
  Custodian fees...................................................................................         18,820
  Accounting fees..................................................................................          4,402
  Transfer agency and servicing fees...............................................................          3,788
  Trustees' fees and expenses (note 2).............................................................          1,655
  Other accrued liabilities and expenses...........................................................        268,294
                                                                                                      ------------
Total Liabilities..................................................................................      5,017,742
                                                                                                      ------------
Net Assets.........................................................................................   $146,075,902
Investments at identified cost.....................................................................   $124,246,555

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss....................................................................       (336,624)
Accumulated net realized loss......................................................................    (27,747,095)
Net unrealized appreciation of investments.........................................................     18,123,925
Shares of beneficial interest......................................................................        142,622
Additional paid-in capital.........................................................................    155,893,074
                                                                                                     -------------
Net Assets.........................................................................................   $146,075,902

NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
Net assets........................................................................................    $146,075,902
Number of Fund shares outstanding.................................................................      14,262,248
Net asset value, offering and redemption price per share outstanding..............................    $      10.24
                                                                                                     -------------

The accompanying notes are an integral part of these financial statements.

                               -------------------------------------------------
                                                MONTGOMERY
                                             VARIABLE SERIES
                               -------------------------------------------------
                                         STATEMENT OF OPERATIONS
                               -------------------------------------------------
Six Months Ended June 30, 2000
(Unaudited)

NET INVESTMENT INCOME:                                                                               EMERGING MARKETS FUND
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $55,733)...........................................   $     995,228
Interest..........................................................................................         178,493
                                                                                                     -------------
Total Income......................................................................................       1,173,721
                                                                                                     -------------
EXPENSES:
Management fee (note 2) ..........................................................................         904,218
Country tax expense...............................................................................         289,359
Custodian fee.....................................................................................         102,906
Legal and audit fees..............................................................................          22,504
Accounting fees...................................................................................          20,983
Transfer agency and servicing fees................................................................           6,701
Printing fees.....................................................................................           3,180
Trustees' fees and expenses (note 2)..............................................................             129
Interest expense..................................................................................             415
Other.............................................................................................           8,578
                                                                                                     -------------
Total Expenses....................................................................................       1,358,973
                                                                                                     -------------
NET INVESTMENT LOSS                                                                                       (185,252)
                                                                                                     -------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------------------------------
Net realized gain/(loss) from:
  Securities transactions..........................................................................     12,199,472
  Foreign-currency transactions and other assets...................................................       (397,621)
                                                                                                     -------------
Net Realized Gain on Investments...................................................................     11,801,851
Net change in unrealized depreciation of:
  Securities.......................................................................................    (19,394,451)
  Foreign-currency transactions and other assets  .................................................       (222,855)
                                                                                                     -------------
Net Unrealized Depreciation of Investments.........................................................    (19,617,306)
                                                                                                     -------------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS....................................................     (7,815,455)
                                                                                                     -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS...............................................   $ (8,000,707)
                                                                                                     -------------

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------
                   MONTGOMERY
                VARIABLE SERIES
-------------------------------------------------
            STATEMENT OF OPERATIONS
-------------------------------------------------




                                                                                                     EMERGING MARKETS FUND
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:                                           SIX MONTHS ENDED
                                                                                                  6/30/00             YEAR ENDED
                                                                                                (UNAUDITED)            12/31/99
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)..................................................................  $   (185,252)       $   191,260
Net realized gain/(loss) on securities transactions, forward foreign-currency exchange
    contracts, foreign-currency transactions and other assets.................................    11,801,851         (2,302,535)
Net unrealized appreciation/(depreciation) of securities, forward foreign-currency exchange
    contracts, foreign-currency transactions and other assets.................................   (19,617,306)        51,823,541
                                                                                                ------------         ----------
Net Increase/(Decrease) in Net Assets Resulting from Operations ..............................    (8,000,707)        49,712,266

DISTRIBUTIONS TO SHAREHOLDERS:
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income......................................            --            (13,165)

BENEFICIAL INTEREST TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------------------
Net increase from beneficial interest transactions (note 4)...................................    22,880,035          9,174,950
                                                                                                ------------        -----------
Net Increase in Net Assets....................................................................    14,879,328         58,874,051

NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
Beginning of period...........................................................................   131,196,574         72,322,523
End of Period.................................................................................  $146,075,902       $131,196,574
Accumulated Net Investment Loss...............................................................  $   (336,624)      $   (151,372)

The accompanying notes are an integral part of these financial statements.

                                     -------------------------------------------
                                                     MONTGOMERY
                                                   VARIABLE SERIES
                                     -------------------------------------------
                                               FINANCIAL HIGHTLIGHTS
                                     -------------------------------------------

                                                                                          EMERGING MARKETS FUND

Selected Per-Share Data for the Year or Period Ended:                                             FISCAL YEAR ENDED DECEMBER 31,
                                                                                  -----------------------------------------------
                                                                    06/30/00      1999          1998        1997         1996(a)
                                                                   (UNAUDITED)
NET ASSET VALUE  BEGINNING OF PERIOD                             $  10.86      $   6.59       $ 10.57    $  10.65      $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                        (0.01)         0.02          0.01        0.02         0.03
Net realized and unrealized gain/(loss) on investments              (0.61)         4.25         (3.98)      (0.08)        0.65
---------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets resulting from
investment operations                                               (0.62)         4.27         (3.97)      (0.06)        0.68
---------------------------------------------------------------------------------------------------------------------------------
Distributions:
Dividends from net investment income                                   --         (0.00)@       (0.01)      (0.02)       (0.03)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE - END OF PERIOD                                  $  10.24      $  10.86       $  6.59    $  10.57      $ 10.65
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*                                                       (5.71)%       64.81%       (37.53)%     (0.58)%       6.79%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in 000s)                                $146,076      $131,197       $72,323    $114,837      $26,966
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income/(loss) to average net assets         (0.26)%        0.20%         0.67%       0.63%        0.81%+
---------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss) before deferral of fees by Manager  $  (0.01)     $   0.02       $  0.01    $   0.02      $ (0.01)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                51%          124%          112%         71%          43%
---------------------------------------------------------------------------------------------------------------------------------
Expense ratio including interest and tax expense                     1.88%         1.65%         1.80%       1.76%        1.45%+
---------------------------------------------------------------------------------------------------------------------------------
Expense ratio before deferral of fees by Manager, including
interest and tax expense                                             1.88%         1.65%           --        1.81%        2.47%+
---------------------------------------------------------------------------------------------------------------------------------
Expense ratio excluding interest and tax expense                     1.48%         1.62%         1.75%       1.75%        1.44%+
---------------------------------------------------------------------------------------------------------------------------------

(a) Montgomery Variable Series: Emerging Markets Fund commenced operations on February 2, 1996.
 * Total return represents aggregate total return for the periods indicated. + Annualized.
 @  Amount represents less than $0.01.

The accompanying notes are an integral part of these financial statements.

------------------------------------------
            THE MONTGOMERY
               FUNDS III
------------------------------------------
                 NOTES
------------------------------------------
        TO FINANCIAL STATEMENTS
              (Unaudited)

The Montgomery Funds III (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and was organized as a Delaware business trust on August 24, 1994. As of June 30, 2000, the Trust had two series: the Montgomery Variable Series: Growth Fund and the Montgomery Variable
Series: Emerging Markets Fund. Information presented in these financial statements pertains to the Montgomery Variable Series: Emerging Markets Fund (the "Fund"). The Montgomery Variable Series: Growth Fund is presented under a separate cover.

1. SIGNIFICANT ACCOUNTING POLICIES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

a. PORTFOLIO VALUATION
Portfolio securities are valued using current market valuations: either the last reported sale price or, in the case of securities for which there is no reported last sale, the mean between the closing bid and ask prices.

Portfolio securities that are traded primarily on foreign securities exchanges or for which market quotations are readily available are generally valued at the last reported sale price on the respective exchanges or markets; except that when an occurrence subsequent to the time that a value was so established is likely to have changed said value, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. Securities traded on the over-the-counter market or on the NASDAQ national market are valued at the mean between the last available bid and ask prices prior to the time of valuation.

Securities for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in accordance with methods authorized by the Trust's Board of Trustees. Short-term securities with maturities of 60 days or less are carried at amortized cost, which approximates market value.

b. FORWARD FOREIGN-CURRENCY EXCHANGE CONTRACTS
The Fund may engage in forward foreign-currency exchange contracts ("forward contracts") as a hedge in connection with portfolio purchases and sales of securities denominated in foreign currencies. A forward contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate.

Forward contracts are valued at the prevailing forward exchange rate of the underlying currencies, and unrealized gain/(loss) is recorded daily. Realized and unrealized gains and losses that represent the difference between the value of the forward contract to buy and the forward contract to sell are included in net realized and unrealized gain/(loss) from foreign-currency-related transactions.

Certain risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

c. FOREIGN CURRENCY
The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign-currency are translated into U.S. dollars at the exchange rate each day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the date of the respective transactions.

The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign-currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized gain/(loss) and unrealized appreciation/(depreciation) from investments.

d. REPURCHASE AGREEMENTS
The Fund may engage in repurchase agreements individually or jointly through a joint repurchase account with other series of the Trust and affiliated registered investment companies pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund takes possession of government debt obligations as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase, and the Fund to resell, the obligations at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Fund's Manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements that involve a counterparty and a custodian bank.

e. DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income, if any, are declared and paid at least annually. Distributions of net realized capital gains (including net short-term capital gains) are distributed at least annually. Additional distributions of net investment income and

                                      ------------------------------------------
                                                   THE MONTGOMERY
                                                      FUNDS III
                                      ------------------------------------------
                                                        NOTES
                                      ------------------------------------------
                                                TO FINANCIAL STATEMENTS
                                                      (Unaudited)

capital gains for the Fund may be made in order to avoid the application of a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital-gain distributions are determined in accordance with income-tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

f. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are computed on the specific identified cost basis of the securities sold. Dividend income is recognized on the ex-dividend date. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date. Interest income, including accretion/amortization of premium/discount on short-term investments, is recognized on the accrual basis.

g. FEDERAL INCOME TAXES
The Fund has elected and qualified, and it is the intention of the Fund to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the applicable requirements of the Code and by making distributions of taxable income to shareholders sufficient to relieve the Fund of all or substantially all federal income taxes. Accordingly, no provision for federal income taxes is required.

The Fund may be subject to foreign taxes on income, gains on investment or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based on their current interpretation of tax rules and regulations that exist in the markets in which they invest.

h. ORGANIZATION COSTS
Expenses incurred in connection with the organization of the Fund are amortized on a straight-line basis over a period of five years from commencement of operations.

i. EXPENSES
General expenses of the Trust are allocated to the Fund and other series of the Trust based on relative net assets. Operating expenses directly attributable to the Fund are charged to the Fund's operations.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

a. Montgomery Asset Management, LLC, is the Fund's Manager (the "Manager"). The Manager, a Delaware limited liability company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of the 1940, as amended. The Manager is a subsidiary of Commerzbank AG.

Pursuant to the Investment Management Agreement (the "Agreement") between the Manager and the Trust with respect to the Fund, the Manager provides the Fund with advice on buying and selling securities, manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under the Agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily) at the following annual rates based on the average daily net assets of the Fund:

              FIRST $250 MILLION        OVER $250 MILLION
              1.25%                     1.00%

The effective management fee and management fee including effect of fee reduced was 1.25% for the six months ended June 30, 2000.

Under an Operating Expense Agreement with the Trust, the Manager has agreed to reduce some or all of its management fee or absorb Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of any Rule 12b-1 fees, interest, extraordinary expenses or taxes, at or below 1.75% of the average daily net assets of the Fund. Any reductions or absorptions made to the Fund by the Manager are subject to recovery within the following three years, provided the Fund is able to effect such reimbursement and remain in compliance with applicable expense limitations. The Operating Expense Agreement has a rolling 10-year term, extendable for one year at the end of each fiscal year.

The Manager has not deferred or recouped any management fees during the six months ended June 30, 2000. No recoupable balance is outstanding.

b. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager, "affiliated persons" as defined in the 1940 Act. Each Trustee who is not an affiliated person receives an annual retainer and quarterly meeting fee totaling $55,000 per annum, as well as reimbursement for expenses, for services as Trustee of all three Trusts advised by the Manager ($5,000 of which is allocated to The Montgomery Funds III).

------------------------------------------
            THE MONTGOMERY
               FUNDS III
------------------------------------------
                 NOTES
------------------------------------------
        TO FINANCIAL STATEMENTS
              (Unaudited)

3. SECURITIES TRANSACTIONS:

a. The aggregate amounts of purchases and sales of investment securities, other than short-term securities, for the six months ended June 30, 2000, were $81,085,044 and $69,355,525, respectively.

b. At June 30, 2000, cost for federal income tax purposes was $124,246,555, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income-tax purposes was $26,490,506 and $8,136,755, respectively.

c. Under an unsecured Revolving Credit Agreement with Deutsche Bank, New York, the Fund, along with other Funds of The Montgomery Funds, The Montgomery Funds II and The Montgomery Funds III, may for one year starting August 13, 1999, borrow (consistent with applicable law and its investment policies) up to 10% of its net asset value, provided that the aggregate principal amount of outstanding loans under the agreement to all Funds does not exceed $175,000,000. The Fund pays its pro rata share of the quarterly commitment fee of 0.08% per annum of the unutilized credit line balance. For the six months ended June 30, 2000, borrowings by the Fund under the agreement were as follows:

Amount Outstanding      Average Amount         Maximum            Average                           Average Debt
   at 6/30/00            Outstanding       Debt Outstanding     Interest Rate    Average Shares       per Share
------------------------------------------------------------------------------------------------------------------
-                       $250,549             $9,700,000           5.72%             13,538,579         $0.02

The average amount outstanding during the year was calculated by totaling borrowings at the end of each day and dividing the sum by the number of days in the year ended June 30, 2000.

d. The schedule of forward foreign-currency exchange contracts at June 30, 2000, was as follows:

Foreign-Currency                           Settlement                                       Net Unrealized
     Amount                                  Date              In Exchange for ($US)         Depreciation
------------------------------------------------------------------------------------------------------------
Forward Foreign-Currency Exchange Contracts to Deliver
1,014,304 Mexican Peso                     07/03/00             $103,064                  $  (816)
5,641,355 Thai Baht                        07/03/00              144,004                     (275)
                                                                --------                  --------
          Net Unrealized Depreciation                           $247,068                  $(1,091)
                                                                ========                  ========

4. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:

The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the years indicated below were:

                                                              SIX MONTHS ENDED 6/30/00                  YEAR ENDED 12/31/99

                                                              SHARES                AMOUNT           SHARES            AMOUNT
----------------------------------------------------------------------------------------------------------------------------------
Sold                                                          13,137,961      $ 137,337,988      18,681,262      $ 153,220,187
Issued as reinvestment of dividends                                   --                 --           1,330             13,165
Redeemed                                                     (10,953,759)      (114,457,953)    (17,584,895)      (144,058,402)
----------------------------------------------------------------------------------------------------------------------------------
Net increase                                                   2,184,202      $  22,880,035       1,097,697      $   9,174,950
----------------------------------------------------------------------------------------------------------------------------------

                                      ------------------------------------------
                                                   THE MONTGOMERY
                                                      FUNDS III
                                      ------------------------------------------
                                                        NOTES
                                      ------------------------------------------
                                                TO FINANCIAL STATEMENTS
                                                      (Unaudited)

5. FOREIGN SECURITIES:

The Fund purchases securities in emerging markets countries. Securities of foreign companies and foreign governments involve risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies, less-reliable information about issuers, differences in the clearance and settlement of securities transactions practices, and future adverse political and economic developments. These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign companies and governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

6. CAPITAL LOSS CARRYFORWARDS:

At December 31, 1999, the Fund had available for federal income-tax purposes unused capital losses of $84,636 expiring in 2004, $5,851,470 expiring in 2005, $26,489,358 expiring in 2006 and $6,909,499 expiring in 2007.

Under current tax law, net capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 1999, the Fund elected to defer net capital and currency losses of $108,884 occurring between November 1, 1999, and December 31, 1999.

Such deferred losses will be treated as arising on the first day of the fiscal year ending December 31, 2000.

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